Note 8 - Disclosure of Financial Instruments and Risk Management - Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Financial liabilities	€ 987	€ 4,649	[1]
Current financial liabilities	38,102	30,225	[1]
Financial assets measured at amortized cost (AC)	8,462	31,649
Financial liabilities measured at amortized cost (FLAC)	31,204	41,596
Financial liabilities measured at fair value through profit or loss (FVTPL)	5,808	5,575
Sublease asset [member]
Statement Line Items [Line Items]
Noncurrent financial assets	987
Sublease asset [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets, fair value	979
Security deposits [member]
Statement Line Items [Line Items]
Noncurrent financial assets	50	156
Security deposits [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets, fair value	43	131
Other financial assets [member]
Statement Line Items [Line Items]
Noncurrent financial assets		2
Sublease asset, current [member]
Statement Line Items [Line Items]
Current financial assets	143
Sublease asset, current [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets, fair value	166
PayPal reserve [member]
Statement Line Items [Line Items]
Current financial assets		395
Debtor creditors [member]
Statement Line Items [Line Items]
Current financial assets	13	463
Receivables from crowdfunding and deposits [member]
Statement Line Items [Line Items]
Current financial assets		162
Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Current financial assets	7,412	30,357
Lease liabilities, current [member]
Statement Line Items [Line Items]
Financial liabilities	987	2,190
Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets		24
Loans 1 [member]
Statement Line Items [Line Items]
Financial liabilities		2,459
Current financial liabilities	0	1,334
Loans 1 [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		2,265
Trade receivable, affiliated company [member]
Statement Line Items [Line Items]
Current financial assets		0
Affiliate payable [member]
Statement Line Items [Line Items]
Current financial liabilities	14,798
Other [member]
Statement Line Items [Line Items]
Current financial assets		90
Convertible debentures (host contract) [member]
Statement Line Items [Line Items]
Current financial liabilities	15,042	26,146
Convertible debentures (host contract) [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	16,771	26,735
Convertible debentures (embedded derivatives) [member]
Statement Line Items [Line Items]
Current financial liabilities	5,808
Convertible debentures (embedded derivatives) [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	5,808
Convertible debentures, deferred day-one losses [member]
Statement Line Items [Line Items]
Current financial liabilities	2,311	(3,273)
Lease liabilities, noncurrent [member]
Statement Line Items [Line Items]
Current financial liabilities	143	443
Trade payables [member]
Statement Line Items [Line Items]
Current financial liabilities	1,221	5,842
Other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	270	5,815
Convertible debentures (embedded derivative) [member]
Statement Line Items [Line Items]
Current financial liabilities		5,575
Convertible debentures (embedded derivative) [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		5,575
Contract liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities	€ 0	€ 42

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.